Income tax and social contribution (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement of deferred income tax and social contribution
Balance at beginning of period	R$ (22,794)	R$ (16,769)
Deferred taxes variation	23,314	(6,025)
Balance at end of period	520	(22,794)
Provision for labor, tax and civil risk
Movement of deferred income tax and social contribution
Balance at beginning of period	10,885	8,415
Deferred taxes variation	(457)	2,470
Balance at end of period	10,428	10,885
Allowance for doubtful accounts
Movement of deferred income tax and social contribution
Balance at beginning of period	1,610	1,730
Deferred taxes variation	571	(120)
Balance at end of period	2,181	1,610
Tax losses and negative basis of social contribution tax
Movement of deferred income tax and social contribution
Balance at beginning of period	5,277	3,536
Deferred taxes variation	6,451	1,741
Balance at end of period	11,728	5,277
Goodwill
Movement of deferred income tax and social contribution
Balance at beginning of period	(25,879)	(22,741)
Deferred taxes variation	(906)	(3,138)
Balance at end of period	(26,785)	(25,879)
Deferred tax from Sirena’s customer portfolio and digital platform
Movement of deferred income tax and social contribution
Balance at beginning of period	(22,005)	(10,286)
Deferred taxes variation	7,332	(11,719)
Balance at end of period	(14,673)	(22,005)
Provision for compensation from acquisitions
Movement of deferred income tax and social contribution
Balance at beginning of period	6,277	935
Deferred taxes variation	7,338	5,342
Balance at end of period	13,615	6,277
Other temporary differences
Movement of deferred income tax and social contribution
Balance at beginning of period	1,041	1,642
Deferred taxes variation	2,985	(601)
Balance at end of period	R$ 4,026	R$ 1,041